Filed pursuant to Rule 497(e)
File Nos. 333-132400 and 811-21866
HIGHLAND EQUITY OPPORTUNITIES FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated October 29, 2008
To Class A and C Shares Prospectus dated December 31, 2007
Jonathan Lamensdorf has joined the portfolio management team of Highland Equity Opportunities Fund (the “Fund”). Mauricio Chavarriaga is no longer a member of the portfolio management team of the Fund, and, effective on or about November 17, 2008, Patrick Conner will no longer be a member of the portfolio management team of the Fund. Accordingly, the section “Management of the Fund—Portfolio Managers” on pages 12-13 of the prospectus is hereby amended and restated as follows:
Portfolio Managers
The Fund’s portfolio is jointly managed by James D. Dondero and Jonathan Lamensdorf. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Fund.
James D. Dondero. Mr. Dondero is a founder and President of Highland. He is also Chairman of the Board of Directors of Highland Financial Partners, L.P. Prior to Highland, Mr. Dondero served as Chief Investment Officer of Protective Life’s GIC subsidiary, and helped grow the business from concept to over $2 billion from 1989 to 1993. His portfolio management experience includes mortgage-backed securities, investment grade corporate debt, leveraged bank loans, emerging market securities, derivatives, preferred stocks and common stocks. From 1985 to 1989, he managed approximately $1 billion in fixed income funds for American Express. Prior to American Express, he completed the financial training program at Morgan Guaranty Trust Company. Mr. Dondero is a Beta Gamma Sigma graduate of the University of Virginia with a Bachelor of Science in Commerce with concentrations in Accounting and Finance. Mr. Dondero is a Certified Public Accountant and a Certified Management Accountant. He has earned the right to use the Chartered Financial Analyst designation.
Jonathan Lamensdorf. Mr. Lamensdorf is a portfolio manager for Highland’s dedicated equity funds. Prior to joining Highland in 2008, Mr. Lamensdorf most recently spent four years as a Senior Equity Research Analyst at Walker Smith Capital, a long/short equity hedge fund with $1 billion in assets under management, founded in 1996.  Prior to that, Mr. Lamensdorf worked for four years as a Senior Equity Analyst at other hedge funds that had assets under management ranging from $200 million to $750 million.  Mr. Lamensdorf also worked in equity trading at Merrill Lynch and in equity research at Lehman Brothers. He holds an MBA from the University of Chicago in Finance and a BBA in Finance from the University of Texas.  Mr. Lamensdorf has earned the right to use the Chartered Financial Analyst designation.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

EOF PRO SUP AC 10/29/08

Filed pursuant to Rule 497(e)
File Nos. 333-132400 and 811-21866
HIGHLAND EQUITY OPPORTUNITIES FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated October 29, 2008
To Class Z Shares Prospectus dated December 31, 2007
Jonathan Lamensdorf has joined the portfolio management team of Highland Equity Opportunities Fund (the “Fund”). Mauricio Chavarriaga is no longer a member of the portfolio management team of the Fund, and, effective on or about November 17, 2008, Patrick Conner will no longer be a member of the portfolio management team of the Fund. Accordingly, the section “Management of the Fund—Portfolio Managers” on pages 12-13 of the prospectus is hereby amended and restated as follows:
Portfolio Managers
The Fund’s portfolio is jointly managed by James D. Dondero and Jonathan Lamensdorf. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Fund.
James D. Dondero. Mr. Dondero is a founder and President of Highland. He is also Chairman of the Board of Directors of Highland Financial Partners, L.P. Prior to Highland, Mr. Dondero served as Chief Investment Officer of Protective Life’s GIC subsidiary, and helped grow the business from concept to over $2 billion from 1989 to 1993. His portfolio management experience includes mortgage-backed securities, investment grade corporate debt, leveraged bank loans, emerging market securities, derivatives, preferred stocks and common stocks. From 1985 to 1989, he managed approximately $1 billion in fixed income funds for American Express. Prior to American Express, he completed the financial training program at Morgan Guaranty Trust Company. Mr. Dondero is a Beta Gamma Sigma graduate of the University of Virginia with a Bachelor of Science in Commerce with concentrations in Accounting and Finance. Mr. Dondero is a Certified Public Accountant and a Certified Management Accountant. He has earned the right to use the Chartered Financial Analyst designation.
Jonathan Lamensdorf. Mr. Lamensdorf is a portfolio manager for Highland’s dedicated equity funds. Prior to joining Highland in 2008, Mr. Lamensdorf most recently spent four years as a Senior Equity Research Analyst at Walker Smith Capital, a long/short equity hedge fund with $1 billion in assets under management, founded in 1996.  Prior to that, Mr. Lamensdorf worked for four years as a Senior Equity Analyst at other hedge funds that had assets under management ranging from $200 million to $750 million.  Mr. Lamensdorf also worked in equity trading at Merrill Lynch and in equity research at Lehman Brothers. He holds an MBA from the University of Chicago in Finance and a BBA in Finance from the University of Texas.  Mr. Lamensdorf has earned the right to use the Chartered Financial Analyst designation.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

EOF PRO SUP Z 10/29/08

Filed pursuant to Rule 497(e)
File Nos. 333-132400 and 811-21866
HIGHLAND EQUITY OPPORTUNITIES FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated October 29, 2008
To Class A, C and Z Shares Statement of Additional Information
dated December 31, 2007
Information Regarding Portfolio Managers
The first paragraph of the section “Information Regarding Portfolio Managers” on page 12 of the Statement of Additional Information is amended and restated as follows:
     The Fund’s portfolio managers are James D. Dondero and Jonathan Lamensdorf. The following tables provide information about the funds and accounts, other than the Fund, for which the Fund’s managers are primarily responsible for the day-to-day portfolio management. This information is provided for James D. Dondero as of August 31, 2007 and for Jonathan Lamensdorf as of September 30, 2008.
The following table is inserted in the section “Information Regarding Portfolio Managers” after the fund table for James D. Dondero on page 13 of the Statement of Additional Information:
Jonathan Lamensdorf

			Total Number of	Total Assets
	Total		Accounts Managed	Managed with
	Number of	Total Assets	with Performance-	Performance-Based
	Accounts	Managed	Based Advisory	Advisory Fee
Type of Accounts	Managed	(millions)	Fee	(millions)

Registered Investment Companies:	—	—	—	—
Other Pooled Investment Vehicles:	—	—	—	—
Other Accounts:	—	—	—	—
The tables for Mauricio Chavarriaga and Patrick Conner on page 12 of the Statement of Additional Information are hereby deleted.
The first paragraph of the subsection “Information Regarding Portfolio Managers—Ownership of Securities” on page 13 of the Statement of Additional Information is amended and restated as follows:
     The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager. This information is provided for James D. Dondero as of August 31, 2007 and for Jonathan Lamensdorf as of September 30, 2008.

The following information is inserted in the subsection “Information Regarding Portfolio Managers—Ownership of Securities” in the table on the top of page 14 of the Statement of Additional Information:

Dollar Range of Equity Securities Beneficially Owned by
Name of Portfolio Manager	Portfolio Manager

Jonathan Lamensdorf	None
The rows for Mauricio Chavarriaga and Patrick Conner in the table on the top of page 14 of the Statement of Additional Information are hereby deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

EOF SAI SUP 10/29/08